DIRECTORS' AND SUPERVISORS' REMUNERATION (Tables)	12 Months Ended
Dec. 31, 2021
Significant related party transactions
Schedule of directors' and supervisors' remuneration

	For the years ended December 31
	2019	2020	2021
Fees	780	683	579
Basic salaries, housing fund, other allowances and benefits in kind	4,665	3,996	4,526
Pension costs	513	207	449
	5,958	4,886	5,554

Schedule of remuneration of each director and supervisor

The remuneration of each director and supervisor of the Company for the year ended December 31, 2021 is set out below:

			Discretionary
Names of directors and supervisors	Fees	Salaries	bonuses	Pension costs	Total
Executive Directors:
Liu Jianping (ii)	—	—	—	—	—
Zhu Runzhou	—	1,176	—	93	1,269
Ou Xiaowu (iii)	—	973	—	93	1,066
Jiang Tao (iv)	—	837	—	77	914
	—	2,986	—	263	3,249

Non-executive Directors:
Ao Hong (i)	—	—	—	—	—
Zhang Jilong (iv)	—	—	—	—	—
Wang Jun	—	—	—	—	—
Chen Lijie (x)	95	—	—	—	95
Lie-A-Cheong Tai-Chong, David(x)	95	—	—	—	95
Hu Shihai(x)	95	—	—	—	95
Qiu Guanzhou(vi)	98	—	—	—	98
Chan Yuen Sau Kelly (viii)	98	—	—	—	98
Yu Jingsong (vii)	98	—	—	—	98
	579	—	—	—	579
Supervisors:
Ye Guohua	—	—	—	—	—
Shan Shulan	—	—	—	—	—
Guan Xiaoguang	—	770	—	93	863
Yue Xuguang	—	770	—	93	863
Lin Ni (ix)	—	—	—	—	—
Total	—	1,540	—	186	1,726

31     DIRECTORS’ AND SUPERVISORS’ REMUNERATION (CONTINUED)

(a)     Directors’ and supervisors’ remuneration (Continued)

The remuneration of each director and supervisor of the Company for the year ended December 31, 2020 is set out below:

			Discretionary	Pension
Names of directors and supervisors	Fees	Salaries	bonuses	costs	Total

Executive Directors:
Lu Dongliang	—	—	—	—	—
He Zhihui	—	866	—	37	903
Jiang Yinggang	—	562	—	31	593
Zhu Runzhou	—	894	—	44	938
	—	2,322	—	112	2,434

Non-executive Directors:
Ao Hong(i)	—	—	—	—	—
Wang Jun	50	—	—	—	50
Chen Lijie(x)	211	—	—	—	211
Lie-A-Cheong Tai-Chong, David(x)	211	—	—	—	211
Hu Shihai(x)	211	—	—	—	211
	683	—	—	—	683

Supervisors:
Ye Guohua	—	—	—	—	—
Ou Xiaowu(iii)	—	134	—	7	141
Shan shulan	—	—	—	—	—
Guan Xiaoguang	—	770	—	44	814
Yue Xuguang	—	770	—	44	814
Total	—	1,674	—	95	1,769

31     DIRECTORS’ AND SUPERVISORS’ REMUNERATION (CONTINUED)

(a)	Directors’ and supervisors’ remuneration (Continued)

The remuneration of each director and supervisor of the Company for the year ended December 31, 2019 is set out below:

			Discretionary	Pension
Names of directors and supervisors	Fees	Salaries	bonuses	costs	total
Executive Directors:
Lu Dongliang	—	—	—	—	—
He Zhihui	—	885	—	73	958
Jiang Yinggang	—	889	—	88	977
Zhu Runzhou	—	833	—	88	921
	—	2,607	—	249	2,856

Non-executive Directors:
Ao Hong(i)	—	—	—	—	—
Wang Jun	150	—	—	—	150
Chen Lijie(x)	210	—	—	—	210
Lie-A-Cheong Tai-Chong, David(x)	210	—	—	—	210
Hu Shihai(x)	210	—	—	—	210
	780	—	—	—	780
Supervisors:
Ye Guohua	—	—	—	—	—
Ou Xiaowu(iii)	—	—	—	—	—
Shan shulan	—	—	—	—	—
Guan Xiaoguang	—	710	—	88	798
Yue Xuguang	—	770	—	88	858
Wu Zuoming	—	578	—	88	666
Total	—	2,058	—	264	2,322

Notes:

(i)	On June 29, 2021, Mr. Ao Hong was resigned as an non-executive Director of the Company.
(ii)	On June 29, 2021, Mr. Liu Jianping was appointed as an executive Director of the Company in the seventh session of the Board of the Company.
(iii)	On June 29, 2021, Mr. Ou Xiaowu was appointed as an executive Director in the seventh session of the Board of the Company.
(iv)	On June 29, 2021, Mr. Jiang Tao was appointed as an executive Director of the Company in the seventh session of the Board of the Company.
(v)	On June 29, 2021, Mr. Zhang Jilong was appointed as an non-executive Director of the Company in the seventh session of the Board of the Company.
(vi)	On June 29, 2021, Mr. Qiu Guanzhou was appointed as an independent non-executive Director in the seventh session of the Board of the Company.
(vii)	On June 29, 2021, Mr. Yu Jinsong was appointed as an independent non-executive Director in the seventh session of the Board of the Company.

31     DIRECTORS’ AND SUPERVISORS’ REMUNERATION (CONTINUED)

(a)     Directors’ and supervisors’ remuneration (Continued)

(viii)	On June 29, 2021, Ms. Chan Yuen Sau Kelly was appointed as an independent non-executive Director in the seventh session of the Board of the Company
(ix)	On December 21, 2021, Ms. Lin Ni was appointed as the supervisor in the seventh session of the supervisory Committee of the Company.
(x)	On June 29, 2021, Ms. Chen Lijie, Mr. Hu Shihai and Mr. Lie-A-Cheong Tai-Chong, David were resigned as non-executive Directors of the Company.

Schedule of remuneration payable to the remaining two highest paid individuals

	For the years ended December 31
	2019	2020	2021
Basic salaries, housing fund, other allowances and benefits in kind	1,670	1,594	1,699
Discretionary bonuses	—	—	—
Pension costs	137	88	186
	1,807	1,682	1,885

Schedule of remuneration of the directors and supervisors of the Company whose remuneration fell within the following band

	Number of individuals
	December 31, 2019	December 31, 2020	December 31, 2021
Nil to RMB1,000,000	14	14	14

Directors and supervisors
Significant related party transactions
Schedule of remuneration of the directors and supervisors of the Company whose remuneration fell within the following band

	Number of individuals
	December 31,	December 31,	December 31,
	2019	2020	2021
Nil to RMB1,000,000	2	2	2